Annual Total Returns- Vanguard Selected Value Fund (Investor) [BarChart] - Investor - Vanguard Selected Value Fund - Investor Shares	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	0.82%	15.25%	42.04%	6.36%	(3.80%)	16.34%	19.51%	(19.73%)	29.54%	5.85%